                             AIM FLOATING RATE FUND

                      Supplement dated October 27, 2004 to
          the Statement of Additional Information dated April 30, 2004 as supplemented May 18, 2004, July 16, 2004,
                    September 28, 2004 and October 12, 2004


The following information replaces in its entirety the information with respect to Robert H. Graham appearing under the heading "TRUSTEES AND EXECUTIVE OFFICERS- INTERESTED PERSONS" on page 1 in the Statement of Additional
Information:



------------------------------------------------------------------------------------------------------------------------------
                                   TRUSTEE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND           AND/OR                                                            HELD BY TRUSTEE
POSITION(S) HELD WITH              OFFICER
THE TRUST                          SINCE
------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS

Robert H. Graham(1) - 1946          1998      Director and Chairman, A I M Management Group Inc.     None
Trustee and President                         (financial services holding company); Director and
                                              Vice Chairman, AMVESCAP PLC and Chairman of AMVESCAP
                                              PLC - AIM Division (parent of AIM and a global
                                              investment management firm)

                                              Formerly: President and Chief Executive Officer,
                                              A I M Management Group Inc.; Director, Chairman and
                                              President, A I M Advisors, Inc. (registered
                                              investment advisor); Director and Chairman, A I M
                                              Capital Management, Inc. (registered investment
                                              advisor), A I M Distributors, Inc. (registered
                                              broker dealer), AIM Investment Services, Inc.,
                                              (registered transfer agent), and Fund Management
                                              Company (registered broker dealer); and Chief
                                              Executive Officer, AMVESCAP PLC - Managed Products

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust."

The following information replaces in its entirety the information with respect to Bruce L. Crockett appearing under the heading "TRUSTEES AND EXECUTIVE OFFICERS- INDEPENDENT TRUSTEES" on page 2 in the Statement of Additional
Information:


------------------------------------------------------------------------------------------------------------------------------
                                     TRUSTEE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND             AND/OR                                                          HELD BY TRUSTEE
POSITION(S) HELD WITH                OFFICER
THE TRUST                            SINCE
------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

Bruce L. Crockett(3) - 1944          2001       Chairman, Crockett Technology Associates             ACE Limited (insurance
Trustee and Chair.                              (technology consulting company)                      company); and Captaris,
                                                                                                     Inc. (unified messaging
                                                                                                     provider)

(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004."


The following information with respect to Lisa O. Brinkley is added under the heading "TRUSTEES AND EXECUTIVE OFFICERS- OTHER OFFICERS" on page 4 in the Statement of Additional Information:

------------------------------------------------------------------------------------------------------------------------------
                                     TRUSTEE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND             AND/OR                                                          HELD BY TRUSTEE
POSITION(S) HELD WITH                OFFICER
THE TRUST                            SINCE
------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Lisa O. Brinkley(4) - 1959           2004       Senior Vice President, A I M Management Group        N/A
Senior Vice President and Chief                 Inc. (financial services holding company) and
Compliance Officer                              A I M Advisors, Inc.; and Vice President,
                                                A I M Capital Management, Inc. and A I M
                                                Distributors, Inc.

                                                Formerly:  Senior Vice President and
                                                Compliance Director, Delaware Investments
                                                Family of Funds

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004. "


Effective September 17, 2004, Melville B. Cox resigned as Vice President of the Trust. The information with respect to Mr. Cox appearing under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information is hereby removed.



                                       2